Description of Business (Details) - IPO [Member] $ / shares in Units, shares in Millions	Aug. 31, 2023 USD ($) $ / shares shares
Description of Business (Details) [Line Items]
Total net proceeds received	$ 5,400,000
Underwriting discounts and commissions	512,000
Offering expenses	$ 448,429
Class A Common Stock [Member]
Description of Business (Details) [Line Items]
Issuance of class A common stock (in Shares) | shares	1.6
Public price per share (in Dollars per share) | $ / shares	$ 4